Mineral Stream Interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Mineral Stream Interests
10.	Mineral Stream Interests

	Year Ended December 31, 2019
	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2019
(in thousands)	Balance Jan 1, 2019	Additions (Reductions)	Balance Dec 31, 2019	Balance Jan 1, 2019	Depletion	Impairment	Balance Dec 31, 2019

Gold interests

Salobo	$3,059,876	$-	$3,059,876	$(353,816)	$(100,803)	$-	$(454,619)	$2,605,257

Sudbury 2	623,864	-	623,864	(257,401)	(22,420)	-	(279,821)	344,043

Constancia	136,058	-	136,058	(18,511)	(7,141)	-	(25,652)	110,406

San Dimas	220,429	-	220,429	(12,234)	(13,828)	-	(26,062)	194,367

Stillwater 3	239,357	(5)	239,352	(2,925)	(6,433)	-	(9,358)	229,994

Other 4	402,232	-	402,232	(380,873)	(8,191)	-	(389,064)	13,168

	$4,681,816	$(5)	$4,681,811	$(1,025,760)	$(158,816)	$-	$(1,184,576)	$3,497,235

Silver interests

Peñasquito	$524,626	-	524,626	$(135,904)	$(14,020)	$-	$(149,924)	$374,702

Antamina	900,343	-	900,343	(190,266)	(41,267)	-	(231,533)	668,810

Constancia	302,948	-	302,948	(56,717)	(18,044)	-	(74,761)	228,187

Other 5	1,283,039	15	1,283,054	(780,401)	(14,960)	-	(795,361)	487,693

	$3,010,956	$15	$3,010,971	$(1,163,288)	$(88,291)	$-	$(1,251,579)	$1,759,392

Palladium interests

Stillwater 3	$263,726	$(5)	$263,721	$(4,033)	$(9,719)	$-	$(13,752)	$249,969

Cobalt interests

Voisey’s Bay	$393,422	$-	$393,422	$-	$-	$(165,912)	$(165,912)	$227,510

	$8,349,920	$5	$8,349,925	$(2,193,081)	$(256,826)	$(165,912)	$(2,615,819)	$5,734,106

1)
Includes cumulative impairment charges to December 31, 2019 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.

	Year Ended December 31, 2018
	Cost				Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2018
(in thousands)	Balance Jan 1, 2018	Additions	Disposal	Balance Dec 31, 2018	Balance Jan 1, 2018	Depletion	Disposal	Balance Dec 31, 2018

Gold interests

Salobo	$3,059,876	$-	$-	$3,059,876	$(251,144)	$(102,672)	$-	$(353,816)	$2,706,060

Sudbury 2	623,864	-	-	623,864	(243,876)	(13,525)	-	(257,401)	366,463

Constancia	136,058	-	-	136,058	(14,007)	(4,504)	-	(18,511)	117,547

San Dimas	-	220,429	-	220,429	-	(12,234)	-	(12,234)	208,195

Stillwater 3	-	239,357	-	239,357	-	(2,925)	-	(2,925)	236,432

Other 4	402,232	-	-	402,232	(370,414)	(10,459)	-	(380,873)	21,359

	$4,222,030	$459,786	$-	$4,681,816	$(879,441)	$(146,319)	$-	$(1,025,760)	$3,656,056

Silver interests

San Dimas	$190,331	$-	$(190,331)	$-	$(55,469)	$(3,575)	$59,044	$-	$-

Peñasquito	524,626	-	-	524,626	(121,376)	(14,528)	-	(135,904)	388,722

Antamina	900,343	-	-	900,343	(142,705)	(47,561)	-	(190,266)	710,077

Constancia	302,948	-	-	302,948	(41,145)	(15,572)	-	(56,717)	246,231

Other 5	1,282,837	202	-	1,283,039	(759,702)	(20,699)	-	(780,401)	502,638

	$3,201,085	$202	$(190,331)	$3,010,956	$(1,120,397)	$(101,935)	$59,044	$(1,163,288)	$1,847,668

Palladium interests

Stillwater 3	$-	$263,726	-	$263,726	$-	$(4,033)	-	$(4,033)	$259,693

Cobalt interests

Voisey’s Bay	$-	$393,422	-	$393,422	$-	$-	-	$-	$393,422

	$7,423,115	$1,117,136	$(190,331)	$8,349,920	$(1,999,838)	$(252,287)	$59,044	$(2,193,081)	$6,156,839

1)
Includes cumulative impairment charges to December 31, 2018 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)
Comprised of the currently owned Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests in addition to the Lagunas Norte, Pierina and Veladero silver interests, all of which expired on March 31, 2018.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2019			December 31, 2018
(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$2,078,666	$526,591	$2,605,257	$2,171,292	$534,768	$2,706,060

Sudbury 1	290,841	53,202	344,043	308,041	58,422	366,463

Constancia	101,263	9,143	110,406	108,403	9,144	117,547

San Dimas	87,593	106,774	194,367	101,421	106,774	208,195

Stillwater 2	203,163	26,831	229,994	209,569	26,863	236,432

Other 3	13,168	-	13,168	21,359	-	21,359

	$2,774,694	$722,541	$3,497,235	$2,920,085	$735,971	$3,656,056

Silver interests

Peñasquito	$287,493	$87,209	$374,702	$284,194	$104,528	$388,722

Antamina	322,148	346,662	668,810	353,679	356,398	710,077

Constancia	212,173	16,014	228,187	230,983	15,248	246,231

Other 4	83,687	404,006	487,693	87,386	415,252	502,638

	$905,501	$853,891	$1,759,392	$956,242	$891,426	$1,847,668

Palladium interests

Stillwater 3	$238,485	$11,484	$249,969	$248,299	$11,394	$259,693

Cobalt interests

Voisey’s Bay	$-	$227,510	$227,510	$-	$393,422	$393,422

	$3,918,680	$1,815,426	$5,734,106	$4,124,626	$2,032,213	$6,156,839

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.
Termination of the San Dimas Silver Interest and Acquisition of the San Dimas Gold Interest
On May 10, 2018, First Majestic Silver Corp. (“First Majestic”) completed the acquisition of all the issued and outstanding common shares of Primero Mining Corp. (“Primero”) (the “Acquisition”). The Company had a silver purchase agreement with Primero (the “San Dimas SPA”), under which the Company acquired 100% of the payable silver produced at San Dimas up to 6 million ounces annually, and 50% of any excess for the life of the mine.
In connection with the Acquisition, on May 10, 2018, the Company terminated the San Dimas SPA and entered into a new precious metal purchase agreement with First Majestic relating to the San Dimas mine (the “San Dimas PMPA”). As consideration for terminating the San Dimas SPA, the Company received a cash payment of $220 million and 20,914,590 First Majestic common shares with a fair value of $151 million (the “First Majestic Shares”
1
), as well as a $10 million payment received from Goldcorp Inc. (“Goldcorp”) as consideration for the termination of a guarantee provided by Goldcorp with respect to the delivery by Primero of all silver produced and owing to the Company until 2029, with the net result being that during the year ended December 31, 2018, the Company reflected a gain on disposal of the San Dimas SPA in the amount of $246 million, calculated as follows:

1	The First Majestic Shares are subject to volume selling restrictions.

(in thousands)
Cash received	$220,000

Fair value of First Majestic shares received	151,000

Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	10,000

Total net proceeds from the disposal of the San Dimas SPA	$381,000

Less: carrying value plus closing costs	(135,285)

Gain on disposal of the San Dimas SPA	$245,715
Under the terms of the new San Dimas PMPA, for which the Company paid total upfront cash consideration of $220 million, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1.
1
In addition to the $220 million upfront cash payment, the Company will make ongoing payments of $600 per gold ounce delivered.
Acquisition of the Voisey’s Bay Cobalt Interest
On June 11, 2018, the Company entered into an agreement (the “Voisey’s Bay PMPA”) to acquire from Vale S.A. (“Vale”) an amount of cobalt equal to 42.4% of the cobalt production from its Voisey’s Bay mine, located in Canada, until the delivery of 31 million pounds of cobalt and 21.2% of cobalt production thereafter for the life of mine for a total upfront cash payment of $390 million. In addition, Wheaton will make ongoing payments of 18% of the spot price of cobalt per pound of cobalt delivered under the agreement until the market value of cobalt delivered to Wheaton, net of the per pound cash payment, exceeds the initial upfront cash deposit, and 22% of the spot price of cobalt thereafter. Payable rates for cobalt in concentrate have generally been fixed at 93.3%. Deliveries under the contract are scheduled to begin effective January 1, 2021.
Acquisition of the Stillwater Gold and Palladium Interest
On July 16, 2018, the Company entered into an agreement with Sibanye Gold Limited (“Sibanye-Stillwater”) to acquire an amount of gold and palladium equal to a fixed percentage of production from the Stillwater and East Boulder mines located in Montana in the United States (collectively referred to as the “Stillwater” mines) for a total upfront cash payment of $500 million. The Company is entitled to the attributable gold and palladium production for which an offtaker payment is received after July 1, 2018 at a fixed payable rate of 99% for gold and 99.6% for palladium.
Under the terms of the agreement, the Company has acquired an amount of gold equal to 100% of the gold production for the life of the mine and an amount of palladium equal to 4.5% of the palladium production until 375,000 ounces are delivered to the Company, 2.25% of Stillwater palladium production thereafter until 550,000 ounces are delivered and 1% of Stillwater palladium production thereafter for the life of mine.
In addition to the initial upfront cash consideration, the Company will make ongoing payments of 18% of the spot price of gold and palladium for each ounce of gold and palladium delivered under the agreement until the market value of gold and palladium delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit, and 22% of the spot price thereafter
2
.

1
If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.

2	The production payment is subject to further downward adjustment based upon Sibanye-Stillwater’s leverage ratios.